FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 540,523	$ 74,051	¥ 370,193	¥ 291,018
Prepaid expenses and other current assets	377,978	51,784	1,921,547
TOTAL ASSETS	5,409,893	741,151	5,644,766
Current Liabilities
Accrued expenses and other liabilities	866,409	118,696	720,538
TOTAL LIABILITIES	2,282,279	312,670	3,264,305
Equity
Additional paid-in capital	909,649	124,621	901,932
Retained earnings	2,241,414	307,072	1,525,841
Accumulated other comprehensive (loss) income	7,099	973	(10,189)
Total Jiayin Group shareholder's equity	3,129,273	428,708	2,382,141
TOTAL LIABILITIES AND EQUITY	5,409,893	741,151	5,644,766
Parent Company
Current assets
Cash and cash equivalents	298	41	804
Amounts due from subsidiaries and VIEs	191,103	26,181	190,018
Prepaid expenses and other current assets	2,506	343	2,627
Total current assets	193,907	26,565	193,449
Investments in subsidiaries and VIEs	3,101,038	424,840	2,269,730
TOTAL ASSETS	3,294,945	451,405	2,463,179
Current Liabilities
Amounts due to subsidiaries and VIEs	111,406	15,263	55,763
Accrued expenses and other liabilities	54,266	7,434	25,275
TOTAL LIABILITIES	165,672	22,697	81,038
Equity
Ordinary shares	0	0	0
Treasury stock	(28,889)	(3,958)	(35,443)
Additional paid-in capital	909,649	124,621	901,932
Retained earnings	2,241,414	307,072	1,525,841
Accumulated other comprehensive (loss) income	7,099	973	(10,189)
Total Jiayin Group shareholder's equity	3,129,273	428,708	2,382,141
TOTAL LIABILITIES AND EQUITY	¥ 3,294,945	$ 451,405	¥ 2,463,179